Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Trading Symbol	OBE
Entity Registrant Name	OBSIDIAN ENERGY LTD.
Entity Central Index Key	0001334388
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSEAMER
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Common Stock, Shares Outstanding	73,684,802
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Calgary AB
Document Registration Statement	false
Document Annual Report	true
Entity File Number	1-32895
Entity Address, Address Line One	Suite 200, 207 – 9th Avenue SW
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2P 1K3
City Area Code	403
Local Phone Number	777-2500
Audited Annual Financial Statements	true
Document Financial Statement Error Correction [Flag]	false
Annual Information Form	true
Entity Incorporation, State or Country Code	A0
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Obsidian Energy Ltd. and subsidiaries (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of income (loss), cash flows, and changes in shareholders’ equity for each of the years then ended, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its financial performance and its cash flows for each of the years then ended, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission, and our report dated February 24, 2025 expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

Opinion on Internal Control Over Financial Reporting

We have audited Obsidian Energy Ltd. and subsidiaries’ (the “Company”) internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission. In our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the consolidated balance sheets of the Company as of December 31, 2024 and 2023, the related consolidated statements of income (loss), cash flows, and changes in shareholders’ equity for each of the years then ended, and the related notes (collectively, the consolidated financial statements), and our report dated February 24, 2025 expressed an unqualified opinion on those consolidated financial statements.

Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	WA
Contact Personnel Name	DL Services Inc.
Entity Address, Address Line One	Columbia Center
Entity Address, Address Line Two	701 Fifth Avenue, Suite 6100
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98104-7043
City Area Code	206
Local Phone Number	903-5448